Note G - Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Pension Plan		Postretirement Plan
	2015	2014	2015	2014
Accumulated benefit obligation at end of year	$63,830	$65,454	$22,430	$22,813
Change in projected benefit obligation:
Benefit obligation at beginning of year	$80,069	$70,635	$22,813	$19,794
Service cost	3,064	2,904	1,194	907
Interest cost	2,640	2,895	790	845
Settlement	1,431	—	—	—
Benefits paid	(10,069)	(3,584)	(1,094)	(1,736)
Effect of foreign exchange	—	—	(94)	(49)
Actuarial loss (gain)	465	7,219	(1,179)	3,052
Benefit obligation at end of year	$77,600	$80,069	$22,430	$22,813
Change in plan assets:
Plan assets at beginning of year	$75,573	$70,889	$—	$—
Actual return on plan assets	(1,213)	5,768	—	—
Employer contributions	4,000	2,500	1,094	1,736
Benefits paid	(10,069)	(3,584)	(1,094)	(1,736)
Plan assets at end of year	68,291	75,573	—	—
Funded status at end of year	$(9,309)	$(4,496)	$(22,430)	$(22,813)

Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities	$—	$—	$(1,646)	$(1,516)
Noncurrent liabilities	(9,309)	(4,496)	(20,784)	(21,297)
Total liabilities	$(9,309)	$(4,496)	$(22,430)	$(22,813)

Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss (gain)	$29,992	$28,836	$(8,082)	$(7,601)
Deferred tax (benefit) expense	(11,590)	(11,162)	3,038	2,915
After tax actuarial loss (gain)	$18,402	$17,674	$(5,044)	$(4,686)

Schedule of Costs of Retirement Plans [Table Text Block]
	2015	2014	2013
Pension Plan
Service cost	$3,064	$2,904	$3,144
Interest cost	2,640	2,895	2,851
Expected return on plan assets	(4,060)	(4,755)	(5,080)
Recognized actuarial loss	2,230	1,664	2,080
Settlement loss	3,783	—	4,169
Net periodic benefit cost	$7,657	$2,708	$7,164
Other changes in pension plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$1,156	$4,541	$(10,734)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$8,813	$7,249	$(3,570)
Postretirement Plan
Service cost	$1,194	$907	$1,153
Interest cost	790	845	724
Recognized actuarial gain	(649)	(1,181)	(723)
Net periodic benefit cost	$1,335	$571	$1,154
Other changes in post retirement plan assets and benefit obligations recognized in other comprehensive loss:
Net loss (gain)	$(529)	$4,233	$(3,717)
Total expense (income) recognized in net periodic benefit cost and other comprehensive income	$806	$4,804	$(2,563)

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2015	2014	2015	2014
Weighted-average assumptions used to determine benefit obligations at December 31:
Discount rate	3.70%	3.45%	3.90%	3.60%
Rate of compensation increase	3.50%	3.50%	—	—
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	3.67%	4.30%	3.60%	4.50%
Expected long-term rate of return on plan assets	6.00%	7.00%	—	—
Rate of compensation increase	3.50%	3.50%	—	—

Schedule of Allocation of Plan Assets [Table Text Block]
2015	$	%
Level 1
Equity	$16,908	25%
Fixed Income	1,468	2%
Mutual Funds	3,476	5%
Money Fund and Cash	1,011	1%
Total Level 1	22,863	33%
Level 2
Fixed Income	41,984	62%
Money Fund	3,428	5%
Total Level 2	45,412	67%
Level 3
Total Level 3	—	—
Total fair value of Plan assets	$68,275	100%
2014	$	%
Level 1
Equity	$17,819	23%
Fixed Income	2,169	3%
Mutual Funds	3,598	5%
Money Fund and Cash	1,901	3%
Total Level 1	25,487	34%
Level 2
Fixed Income	47,716	63%
Money Fund	2,362	3%
Total Level 2	50,078	66%
Level 3
Total Level 3	—	—
Total fair value of Plan assets	$75,565	100%

Schedule of Expected Benefit Payments [Table Text Block]
	2016	2017	2018	2019	2020	Thereafter
Pension	$5,524	$7,498	$7,544	$6,055	$7,205	$29,274
Postretirement	1,678	1,677	1,651	1,656	1,666	8,757